MET INVESTORS SERIES TRUST

5 Park Plaza, Suite 1900

Irvine, California 92614

VIA EDGAR

February 19, 2013

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Met Investors Series Trust (the “Trust”)

Files No. 333-48456

CIK – 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, enclosed is the interactive data file that mirrors the risk/return summary information in the supplement dated February 7, 2013 to the prospectus dated April 30, 2012 for the JPMorgan Core Bond Portfolio (formerly, American Funds® Bond Portfolio), a series of the Trust, filed under Rule 497(e) on February 7, 2013.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 578-4036.

Very truly yours,

/s/ Michael P. Lawlor
Michael P. Lawlor

Enclosures

cc: John L. Chilton, Esq.